Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Tables] [Abstract]
Fixed maturities and equity securities table
(In millions)	2011	2010
Included in fixed maturities:
Trading securities (amortized cost: $2; $3)	$2	$3
Hybrid securities (amortized cost: $26; $45)	28	52
Total	$30	$55
Included in equity securities:
Hybrid securities (amortized cost: $90; $108)	$65	$86

Amortized cost and fair value for fixed maturities table
	Amortized	Fair
(In millions)	Cost	Value
Due in one year or less	$955	$967
Due after one year through five years	4,719	5,060
Due after five years through ten years	4,997	5,581
Due after ten years	2,699	3,565
Mortgage and other asset-backed securities	859	1,014
Total	$14,229	$16,187

Gross unrealized appreciation (depreciation) fixed maturities table
(In millions)		December 31, 2011
		Unrealized	Unrealized
	Amortized	Appre-	Depre-	Fair
	Cost	ciation	ciation	Value
Federal government and agency	$552	$406	$-	$958
State and local government	2,185	274	(3)	2,456
Foreign government	1,173	103	(2)	1,274
Corporate	9,460	1,070	(45)	10,485
Federal agency mortgage-backed	9	-	-	9
Other mortgage-backed	73	10	(4)	79
Other asset-backed	777	160	(11)	926
Total	$14,229	$2,023	$(65)	$16,187
(In millions)	December 31, 2010
Federal government and agency	$459	$229	$(1)	$687
State and local government	2,305	172	(10)	2,467
Foreign government	1,095	63	(4)	1,154
Corporate	8,697	744	(49)	9,392
Federal agency mortgage-backed	9	1	-	10
Other mortgage-backed	80	10	(3)	87
Other asset-backed	752	117	(12)	857
Total	$13,397	$1,336	$(79)	$14,654

Declines in fair value table
(Dollars in millions)	December 31, 2011
	Fair	Amortized	Unrealized	Number
	Value	Cost	Depreciation	of Issues
Fixed maturities:
One year or less:
Investment grade	$572	$591	$(19)	167
Below investment grade	$75	$80	$(5)	52
More than one year:
Investment grade	$268	$300	$(32)	62
Below investment grade	$28	$37	$(9)	13

Distribution of commercial mortgage loans and real estate investments table
(In millions)	2011	2010
Property type
Office buildings	$1,014	$1,043
Apartment buildings	705	835
Industrial	670	619
Hotels	542	533
Retail facilities	297	418
Other	73	38
Total	$3,301	$3,486
Geographic region
Pacific	$893	$931
South Atlantic	870	752
New England	450	585
Central	511	519
Middle Atlantic	391	385
Mountain	186	314
Total	$3,301	$3,486

Financing Receivable Credit Quality Indicators Table [Text Block]
(In millions)		December 31, 2011
	Debt Service Coverage Ratio
	1.30x or	1.20x to	1.10x to	1.00x to	Less than
Loan-to-Value Ratios	Greater	1.29x	1.19x	1.09x	1.00x	Total
Below 50%	$225	$55	$3	$50	$9	$342
50% to 59%	444	47	26	-	53	570
60% to 69%	646	140	42	-	77	905
70% to 79%	117	132	120	159	33	561
80% to 89%	99	81	79	72	71	402
90% to 99%	36	35	30	58	116	275
100% or above	-	10	50	51	135	246
Total	$1,567	$500	$350	$390	$494	$3,301
(In millions)	December 31, 2010
	Debt Service Coverage Ratio
	1.30x or	1.20x to	1.10x to	1.00x to	Less than
Loan-to-Value Ratios	Greater	1.29x	1.19x	1.09x	1.00x	Total
Below 50%	$324	$-	$-	$-	$29	$353
50% to 59%	409	54	56	-	-	519
60% to 69%	533	73	5	28	25	664
70% to 79%	138	79	57	55	11	340
80% to 89%	267	186	165	151	69	838
90% to 99%	15	54	181	185	135	570
100% or above	-	-	47	43	112	202
Total	$1,686	$446	$511	$462	$381	$3,486

Impaired commercial mortgage loans and related valuation reserves table
(In millions)	2011			2010
	Gross	Reserves	Net	Gross	Reserves	Net
Impaired commercial mortgage loans with valuation reserves	$154	$(19)	$135	$47	$(12)	$35
Impaired commercial mortgage loans with no valuation reserves	60	-	60	60	-	60
Total	$214	$(19)	$195	$107	$(12)	$95

Schedule of Changes in Valuation Reserves For Commercial Mortgage Loans Table
(In millions)	2011	2010
Reserve balance, January 1,	$12	$17
Increase in valuation reserves	16	24
Charge-offs upon sales and repayments, net of recoveries	(1)	(12)
Transfers to foreclosed real estate	(8)	(17)

Reserve balance, December 31,	$19	$12

Other long-term investments
(In millions)	2011	2010
Real estate entities	$665	$394
Securities partnerships	298	288
Interest rate and foreign currency swaps	12	19
Mezzanine loans	31	13
Other	52	45
Total	$1,058	$759